Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Sino Green Land Corp.
Entity Central Index Key	0001433551
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment no. 2
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false